Other (Income) Loss, Net - Additional Information (Detail) - Northern Gateway Pipeline Project [Member] - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Gains Losses [Line Items]
Written off amount	CAD 7,000,000	CAD 0
Capitalized Costs of Funding Support Unit [Member]
Disclosure Of Other Gains Losses [Line Items]
Written off amount	23,000,000
Expected Costs of Termination [Member]
Disclosure Of Other Gains Losses [Line Items]
Termination costs	CAD 7,000,000